Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment consisted of the following regulated and non-regulated assets:

As at		December 31	December 31
millions of Canadian dollars	Estimated useful life	2018	2017
Generation (1)	3 to 131	$11,092	$11,010
Transmission	11 to 80	3,047	2,786
Distribution	4 to 80	6,348	5,660
Gas transmission and distribution	7 to 85	3,398	2,867
General plant and other	2 to 60	2,158	1,874
Total cost		26,043	24,197
Less: Accumulated depreciation (1)		(8,567)	(7,824)
		17,476	16,373
Construction work in progress		1,236	622
Net book value		$18,712	$16,995
(1) On November 26, 2018, the Company announced an agreement to sell the NEGG facilities and as of December 31, 2018, the Company has classified these assets as held for sale. As of December 31, 2017, these assets were recorded within Property, Plant and Equipment on the Consolidated Balance Sheets. Refer to note 17 for additional information.